Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2010	Dec. 31, 2009	Dec. 31, 2008
Current Assets:
Cash and cash equivalents	$ 15,866,169	$ 6,803,506	$ 3,113,686	$ 6,171,486	$ 7,775,593
Accounts receivable	1,876,064	15,390,277		341,451
Prepaid expenses and other current assets	439,627	166,682		180,652
Total current assets	18,181,860	22,360,465		6,693,589
Equipment and leasehold improvements, net	187,673	111,403		238,753
Patents, net	1,593,836	1,331,612		901,026
Deposits and other assets	78,218	35,542		36,606
Total assets	20,041,587	23,839,022		7,869,974
Current Liabilities:
Accounts payable	672,068	488,557		253,252
Accrued compensation	174,917	637,883		169,992
Accrued expenses	1,028,252	1,630,280		745,853
Deferred contract revenue, current portion	10,967,087	6,665,000		659,573
Total current liabilities	12,842,324	9,421,720		1,893,776
Deferred rent, long-term portion	50,018
Deferred contract revenue, long-term portion	625,000	7,210,000
Warrants	2,100,000	4,200,000		4,100,000
Total liabilities	15,617,342	20,831,720		5,993,776
Stockholders' Equity:
Common stock-$.001 par value; 200,000,000 shares authorized; 60,518,642 and 60,338,029 issued and outstanding at September 30, 2011 and December 31, 2010, respectively	60,519	60,338		53,027
Additional paid-in capital	40,556,211	39,993,930		34,267,963
Accumulated deficit	(36,192,485)	(37,046,966)		(32,444,792)
Total stockholders' equity	4,424,245	3,007,302		1,876,198	3,569,800
Total liabilities and stockholders' equity	$ 20,041,587	$ 23,839,022		$ 7,869,974